Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	000-55517
Entity Registrant Name	PUREBASE CORPORATION
Entity Central Index Key	0001575858
Entity Tax Identification Number	27-2060863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14110 Ridge Road
Entity Address, City or Town	Sutter Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95685
City Area Code	(209)
Local Phone Number	991-2180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false